Cash and cash equivalents - Summary of Cash on Hand and Cash Held at Bank (Details) ¥ in Thousands, Rp in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Cash and cash equivalents
Cash on hand and cash held at bank	$ 177,329					$ 170,802					$ 177,154	$ 123,358
RMB
Cash and cash equivalents
Cash on hand and cash held at bank	81,434	¥ 585,376				91,553	¥ 648,445
USD
Cash and cash equivalents
Cash on hand and cash held at bank	89,514					76,636
SGD
Cash and cash equivalents
Cash on hand and cash held at bank	5,437		$ 7,327			2,446		$ 3,231
HKD
Cash and cash equivalents
Cash on hand and cash held at bank	940			$ 7,296		163			$ 1,275
IDR
Cash and cash equivalents
Cash on hand and cash held at bank	$ 4				Rp 71,292	$ 4				Rp 58,128